Concentrations of Risk	6 Months Ended
Sep. 30, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK

NOTE 7 — CONCENTRATIONS OF RISK

Customer concentrations

For the six months ended September 30, 2025 and 2024, revenue from top five customers of the Company accounted for an aggregate of 53.3% and 61.4% of the Company’s total revenue, respectively. None of these customers are related parties of the Company. And there were three and three customers that each accounted for 10% or more of total revenues for the six months ended September 30, 2025 and 2024, respectively. Customers accounting for 10% or more of the Company’s revenue were as follows:

	September 30,
	2025		2024
Customer A	N/A	*	32.5%
Customer B	N/A	*	15.5%
Customer C	17.7%		13.4%
Customer D	13.1%		N/A *
*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective period.

As of September 30, 2025 and March 31, 2025, there were two and two customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	As of
	September 30, 2025		March 31, 2025
Customer A	N/A	*	59.7%
Customer E	N/A	*	19.9%
Customer F	59.6%		N/A	*
Customer G	31.5%		N/A	*
*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective period.